Commitments, Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Minimum Future Rentals on Non-Cancelable Operating Leases

The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen
2014	¥4,036
2015	3,576
2016	3,300
2017	3,199
2018	2,866
Thereafter	19,283

Total	¥36,260

Amounts Due under Non Cancelable Contracts	As of March 31, 2013, the amounts due are as follows:

Years ending March 31,	Millions of yen
2014	¥179
2015	97
2016	36

Total	¥312

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts

The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2012 and 2013:

	2012			2013
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥360,436	¥1,577	2026	¥316,650	¥2,587	2026
Transferred loans	162,554	3,869	2043	196,162	4,246	2044
Consumer loans	0	0	—	77,034	8,085	2018
Housing loans	19,511	4,536	2051	29,510	7,437	2051
Other	1,991	7	2024	2,936	126	2024

Total	¥544,492	¥9,989	—	¥622,292	¥22,481	—